SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total non- current assets	$ 2,758.8	$ 2,599.1
Total assets	4,154.3	3,862.1
Total liabilities	1,608.8	1,443.3
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	2,007.1	2,029.6
Total assets	2,684.9	2,533.0
Total liabilities	889.3	818.7
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Total non- current assets	976.9	958.1
Total assets	1,332.5	1,255.6
Total liabilities	284.4	254.2
Gold mines | Suriname
Disclosure of operating segments [line items]
Total non- current assets	698.5	756.1
Total assets	1,003.4	938.5
Total liabilities	399.0	360.8
Gold mines | Canada
Disclosure of operating segments [line items]
Total non- current assets	331.7	315.4
Total assets	349.0	338.9
Total liabilities	205.9	203.7
Côté Gold Project
Disclosure of operating segments [line items]
Total non- current assets	566.8	457.0
Total assets	618.2	460.8
Total liabilities	35.6	8.2
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	85.7	53.7
Total assets	234.3	144.7
Total liabilities	11.6	5.4
Corporate
Disclosure of operating segments [line items]
Total non- current assets	99.2	58.8
Total assets	616.9	723.6
Total liabilities	$ 672.3	$ 611.0